Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable—net	$ 36,072	$ 31,315
Inventories—net	99,575	88,600
Prepaid and other current assets	2,735	3,192
Total current assets	138,382	123,107
Property, plant and equipment—net	69,102	66,533
Deferred tax assets—net	0	3,989
Goodwill	55,384	55,384
Other intangible assets—net	10,492	12,053
Other assets—net	873	629
Total noncurrent assets	135,851	138,588
Total assets of discontinued operations	274,233	261,695
Accounts payable	19,890	18,664
Accrued expenses	17,814	12,836
Current portion of deferred revenue	2,748	4,908
Current portion of long-term obligations	174,177	0
Total current liabilities	214,629	36,408
Long-term obligations—less current portion	0	49,073
Other long-term liabilities	285	194
Deferred revenue	0	744
Total noncurrent liabilities	285	50,011
Total liabilities of discontinued operations	$ 214,914	$ 86,419